Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.68%
Aerospace & Defense–6.52%
ATI, Inc.(b)	17,258	$2,510,349
Curtiss-Wright Corp.	3,621	2,466,335
Howmet Aerospace, Inc.	13,024	3,001,511
Kratos Defense & Security Solutions, Inc.(b)	9,126	643,474
StandardAero, Inc.(b)	43,313	1,118,775
		9,740,444
Agricultural & Farm Machinery–0.97%
AGCO Corp.	12,477	1,445,710
Apparel Retail–1.52%
Ross Stores, Inc.	10,489	2,272,232
Application Software–2.42%
Datadog, Inc., Class A(b)	9,563	1,128,912
HubSpot, Inc.(b)(c)	3,509	856,547
Manhattan Associates, Inc.(b)(c)	6,434	856,494
Samsara, Inc., Class A(b)(c)	24,296	769,940
		3,611,893
Automotive Parts & Equipment–0.59%
Visteon Corp.	9,706	884,314
Automotive Retail–0.81%
AutoNation, Inc.(b)(c)	6,171	1,204,949
Biotechnology–3.71%
Abivax S.A., ADR (France)(b)	7,040	783,904
argenx SE, ADR (Netherlands)(b)	1,626	1,187,386
BridgeBio Pharma, Inc.(b)	15,484	1,149,842
Ionis Pharmaceuticals, Inc.(b)	13,157	987,959
Natera, Inc.(b)	7,147	1,429,329
		5,538,420
Building Products–1.96%
A.O. Smith Corp.(c)	20,471	1,349,858
Johnson Controls International PLC	11,998	1,571,138
		2,920,996
Communications Equipment–1.37%
Lumentum Holdings, Inc.(b)(c)	1,335	938,185
Motorola Solutions, Inc.	2,556	1,109,227
		2,047,412
Construction Machinery & Heavy Transportation Equipment– 1.29%
Allison Transmission Holdings, Inc.	16,467	1,927,627
Construction Materials–1.06%
Vulcan Materials Co.	5,784	1,574,983
Consumer Staples Merchandise Retail–1.11%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	16,791	1,652,570
Data Center REITs–1.38%
Digital Realty Trust, Inc.	11,429	2,059,620
Shares		Value
Diversified Banks–1.08%
Fifth Third Bancorp	34,617	$1,608,306
Diversified Financial Services–1.02%
Equitable Holdings, Inc.(c)	41,092	1,524,924
Electric Utilities–1.71%
PPL Corp.	66,659	2,546,374
Electrical Components & Equipment–4.35%
Hubbell, Inc.	4,276	2,098,404
Rockwell Automation, Inc.	5,455	1,957,690
Vertiv Holdings Co., Class A	9,749	2,442,905
		6,498,999
Electronic Components–0.54%
Coherent Corp.(b)	3,389	807,294
Electronic Equipment & Instruments–1.44%
Keysight Technologies, Inc.(b)	7,602	2,146,577
Environmental & Facilities Services–0.88%
Casella Waste Systems, Inc., Class A(b)	16,640	1,320,218
Fertilizers & Agricultural Chemicals–1.35%
Corteva, Inc.	24,014	2,010,212
Financial Exchanges & Data–1.32%
Cboe Global Markets, Inc.	7,012	1,970,863
Food Distributors–0.84%
Sysco Corp.	17,634	1,257,833
Health Care Distributors–1.25%
Cencora, Inc.	5,945	1,867,562
Health Care Facilities–1.83%
Encompass Health Corp.(c)	14,643	1,416,418
Tenet Healthcare Corp.(b)	6,982	1,317,573
		2,733,991
Health Care REITs–1.47%
American Healthcare REIT, Inc.	46,677	2,201,287
Health Care Services–0.98%
Guardant Health, Inc.(b)	15,783	1,457,876
Homebuilding–2.28%
D.R. Horton, Inc.(c)	13,297	1,824,614
TopBuild Corp.(b)(c)	4,475	1,572,068
		3,396,682
Hotels, Resorts & Cruise Lines–2.73%
Hyatt Hotels Corp., Class A(c)	9,855	1,417,050
Royal Caribbean Cruises Ltd.	9,650	2,655,487
		4,072,537
Human Resource & Employment Services–0.81%
Korn Ferry(c)	19,234	1,210,780
Independent Power Producers & Energy Traders–1.04%
Vistra Corp.	10,341	1,554,563
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–3.36%
ITT, Inc.	7,766	$1,479,656
Lincoln Electric Holdings, Inc.(c)	7,509	1,870,342
Xylem, Inc.	13,939	1,665,710
		5,015,708
Industrial REITs–1.47%
First Industrial Realty Trust, Inc.	37,852	2,189,738
Insurance Brokers–1.00%
Arthur J. Gallagher & Co.(c)	6,926	1,500,033
Interactive Home Entertainment–1.36%
Roblox Corp., Class A(b)	13,621	770,404
Take-Two Interactive Software, Inc.(b)	6,366	1,257,285
		2,027,689
Internet Services & Infrastructure–1.51%
MongoDB, Inc.(b)	5,182	1,268,398
Snowflake, Inc., Class A(b)	6,563	989,832
		2,258,230
Investment Banking & Brokerage–2.48%
Evercore, Inc., Class A	4,147	1,237,921
Raymond James Financial, Inc.(c)	17,027	2,465,339
		3,703,260
Life Sciences Tools & Services–2.19%
Lonza Group AG (Switzerland)	1,780	1,141,903
Repligen Corp.(b)(c)	8,747	1,030,571
Waters Corp.(b)	3,687	1,097,989
		3,270,463
Metal, Glass & Plastic Containers–0.51%
Silgan Holdings, Inc.	19,781	767,503
Multi-Utilities–3.00%
Ameren Corp.	21,265	2,337,449
CMS Energy Corp.	27,574	2,139,191
		4,476,640
Oil & Gas Equipment & Services–0.86%
SLB Ltd.	25,127	1,291,277
Oil & Gas Exploration & Production–2.75%
Devon Energy Corp.	30,992	1,559,517
Permian Resources Corp.	119,615	2,550,192
		4,109,709
Oil & Gas Refining & Marketing–1.07%
Valero Energy Corp.(c)	6,459	1,595,890
Oil & Gas Storage & Transportation–3.32%
Cheniere Energy, Inc.	9,425	2,674,438
Williams Cos., Inc. (The)	31,358	2,282,235
		4,956,673
Other Specialized REITs–0.73%
Lamar Advertising Co., Class A	8,645	1,094,976
Other Specialty Retail–0.89%
Tractor Supply Co.	29,477	1,335,308
Packaged Foods & Meats–1.05%
Hershey Co. (The)	7,506	1,560,422
Shares		Value
Property & Casualty Insurance–1.42%
Hartford Insurance Group, Inc. (The)	15,652	$2,116,620
Regional Banks–3.94%
Citizens Financial Group, Inc.	26,740	1,603,598
M&T Bank Corp.	9,652	1,995,261
Wintrust Financial Corp.	16,414	2,280,561
		5,879,420
Reinsurance–0.97%
Reinsurance Group of America, Inc.	7,060	1,441,370
Research & Consulting Services–0.86%
TransUnion	18,637	1,289,494
Restaurants–2.89%
Darden Restaurants, Inc.(c)	5,687	1,114,879
Domino’s Pizza, Inc.	3,149	1,129,830
Yum! Brands, Inc.	13,335	2,073,326
		4,318,035
Retail REITs–1.34%
Brixmor Property Group, Inc.(c)	69,513	2,001,974
Semiconductors–3.06%
Credo Technology Group Holding Ltd.(b)	7,106	667,040
Marvell Technology, Inc.	13,810	1,367,880
Microchip Technology, Inc.	23,588	1,524,021
Monolithic Power Systems, Inc.	920	1,005,882
		4,564,823
Single-Family Residential REITs–1.13%
American Homes 4 Rent, Class A	60,402	1,686,424
Specialty Chemicals–2.29%
DuPont de Nemours, Inc.	29,283	1,341,161
International Flavors & Fragrances, Inc.(c)	28,572	2,072,899
		3,414,060
Technology Hardware, Storage & Peripherals–0.90%
Sandisk Corp.(b)	2,118	1,345,650
Trading Companies & Distributors–0.70%
Sunbelt Rentals Holdings, Inc.	15,989	1,040,724
Total Common Stocks & Other Equity Interests (Cost $107,676,660)		147,320,161
Money Market Funds–1.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	707,553	707,553
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	1,314,015	1,314,015
Total Money Market Funds (Cost $2,021,568)		2,021,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $109,698,228)		149,341,729
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.38%
Invesco Private Government Fund, 3.63%(d)(e)(f)	5,145,146	5,145,146
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	13,339,958	$13,341,292
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,486,831)		18,486,438
TOTAL INVESTMENTS IN SECURITIES–112.41% (Cost $128,185,059)		167,828,167
OTHER ASSETS LESS LIABILITIES—(12.41)%		(18,529,388)
NET ASSETS–100.00%		$149,298,779
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$513,607	$3,106,583	$(2,912,637)	$-	$-	$707,553	$4,323
Invesco Treasury Portfolio, Institutional Class	953,825	5,769,369	(5,409,179)	-	-	1,314,015	7,961
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,253,081	15,817,524	(15,925,459)	-	-	5,145,146	28,692*
Invesco Private Prime Fund	13,639,757	37,370,823	(37,667,088)	(393)	(1,807)	13,341,292	79,267*
Total	$20,360,270	$62,064,299	$(61,914,363)	$(393)	$(1,807)	$20,508,006	$120,243

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$146,178,258	$1,141,903	$—	$147,320,161
Money Market Funds	2,021,568	18,486,438	—	20,508,006
Total Investments	$148,199,826	$19,628,341	$—	$167,828,167
Invesco V.I. Main Street Mid Cap Fund®